Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.6%
		Australia: 0.1%
92,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	$89,208	0.0
152,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	148,105	0.1
39,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	37,490	0.0
66,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	64,694	0.0
28,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	27,071	0.0
6,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	4,300	0.0
			370,868	0.1

		Belgium: 0.2%
178,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	173,953	0.0
286,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	290,732	0.1
229,000	(1),(2)	KBC Group NV, 5.796%, 01/19/2029	232,497	0.1
			697,182	0.2

		Bermuda: 0.1%
188,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	151,338	0.1
143,000		XLIT Ltd., 5.500%, 03/31/2045	145,648	0.0
			296,986	0.1

		Canada: 0.7%
370,000	(2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	333,875	0.1
59,000		Bank of Nova Scotia/The, 4.850%, 02/01/2030	59,156	0.0
97,000		Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	67,434	0.0
324,000		Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	318,994	0.1
200,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	187,027	0.1
101,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	97,682	0.1
76,000	(2)	Enbridge, Inc., 7.375%, 01/15/2083	76,168	0.0
76,000	(2)	Enbridge, Inc., 7.625%, 01/15/2083	78,454	0.0
220,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	206,684	0.1
192,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	196,292	0.1
36,000		Nutrien Ltd., 5.950%, 11/07/2025	37,099	0.0
225,000	(1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	183,087	0.1
52,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	46,842	0.0
			1,888,794	0.7

		Cayman Islands: 0.0%
114,750	(1)	Seagate HDD Cayman, 9.625%, 12/01/2032	130,089	0.0

		Chile: 0.2%
300,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	284,346	0.1
275,000	(1)	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	276,922	0.1
			561,268	0.2

		Colombia: 0.2%
250,000		Ecopetrol SA, 6.875%, 04/29/2030	234,646	0.1
475,000		Ecopetrol SA, 8.875%, 01/13/2033	487,904	0.1
			722,550	0.2

		Denmark: 0.1%
215,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	204,534	0.1

		France: 0.6%
231,000	(1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	230,905	0.1
215,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	186,763	0.1
700,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	699,302	0.2
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	720,495	0.2
			1,837,465	0.6

		Hong Kong: 0.0%
200,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	171,123	0.0

		India: 0.2%
300,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	249,895	0.1
300,000	(1)	Reliance Industries Ltd., 3.625%, 01/12/2052	217,686	0.1
			467,581	0.2

		Indonesia: 0.3%
350,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	287,558	0.1
200,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	185,150	0.1
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	428,719	0.1
			901,427	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Israel: 0.1%
300,000		Bank Hapoalim, 3.255%, 01/21/2032	$265,402	0.1

		Italy: 0.1%
250,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	216,026	0.1

		Japan: 0.1%
200,000		Sumitomo Mitsui Financial Group, Inc., 5.766%, 01/13/2033	211,723	0.1

		Kuwait: 0.1%
200,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	178,875	0.1

		Malaysia: 0.2%
500,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	463,083	0.2

		Mexico: 0.5%
475,000		Petroleos Mexicanos, 5.950%, 01/28/2031	380,876	0.2
387,000		Petroleos Mexicanos, 6.700%, 02/16/2032	321,765	0.1
675,000		Petroleos Mexicanos, 10.000%, 02/07/2033	659,475	0.2
			1,362,116	0.5

		Netherlands: 0.4%
355,000		ING Groep NV, 4.050%, 04/09/2029	337,668	0.1
323,000		Shell International Finance BV, 3.875%, 11/13/2028	317,894	0.1
180,000		Shell International Finance BV, 4.000%, 05/10/2046	160,533	0.1
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	269,065	0.1
			1,085,160	0.4

		New Zealand: 0.1%
200,000	(1),(2)	ASB Bank Ltd., 5.284%, 06/17/2032	193,131	0.1

		Norway: 0.0%
56,000		Equinor ASA, 3.125%, 04/06/2030	52,058	0.0

		Panama: 0.2%
250,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	222,048	0.1
500,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	410,610	0.1
			632,658	0.2

		Peru: 0.1%
300,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	259,830	0.1

		Saudi Arabia: 0.1%
325,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	283,441	0.1

		South Korea: 0.1%
225,000	(1)	POSCO, 4.500%, 08/04/2027	220,689	0.1

		Spain: 0.1%
200,000	(2)	Banco Santander SA, 3.225%, 11/22/2032	161,549	0.0
202,000		Caixabank SA, 6.208%, 01/18/2029	204,688	0.1
			366,237	0.1

		Switzerland: 0.3%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	450,603	0.1
263,000		Credit Suisse AG/New York NY, 1.250%, 08/07/2026	221,275	0.1
200,000	(1),(2)	UBS Group AG, 4.751%, 05/12/2028	196,709	0.1
			868,587	0.3

		Thailand: 0.2%
300,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	288,423	0.1
450,000	(1),(3)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	377,826	0.1
			666,249	0.2

		United Arab Emirates: 0.2%
323,631	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	280,065	0.1
289,959	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	237,704	0.1
			517,769	0.2

		United Kingdom: 1.1%
600,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	585,538	0.2
199,000		BAT International Finance PLC, 4.448%, 03/16/2028	190,601	0.1
500,000	(2)	HSBC Holdings PLC, 1.162%, 11/22/2024	482,164	0.2
217,000	(2)	HSBC Holdings PLC, 2.999%, 03/10/2026	206,737	0.1
240,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	190,342	0.1
750,000		Royalty Pharma PLC, 1.200%, 09/02/2025	680,630	0.2
458,000		Royalty Pharma PLC, 1.750%, 09/02/2027	398,321	0.1
111,000		Royalty Pharma PLC, 3.550%, 09/02/2050	78,362	0.0
245,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	208,639	0.1
			3,021,334	1.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: 19.9%
107,000		AbbVie, Inc., 3.200%, 11/21/2029	$99,553	0.0
750,000		AbbVie, Inc., 3.800%, 03/15/2025	735,897	0.3
33,000		AbbVie, Inc., 4.050%, 11/21/2039	29,779	0.0
5,000		AbbVie, Inc., 4.300%, 05/14/2036	4,759	0.0
225,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	200,594	0.1
289,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	263,690	0.1
205,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	196,179	0.1
170,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	158,307	0.1
381,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	368,959	0.1
230,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	198,735	0.1
51,000		Alleghany Corp., 3.250%, 08/15/2051	38,318	0.0
120,000		Alleghany Corp., 3.625%, 05/15/2030	113,769	0.0
3,000		Alleghany Corp., 4.900%, 09/15/2044	2,959	0.0
235,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	199,092	0.1
193,000		Altria Group, Inc., 4.500%, 05/02/2043	153,842	0.1
119,000		Altria Group, Inc., 4.800%, 02/14/2029	117,822	0.0
130,000		Amazon.com, Inc., 2.100%, 05/12/2031	110,852	0.0
326,000		Amazon.com, Inc., 2.875%, 05/12/2041	257,329	0.1
89,000		Amazon.com, Inc., 3.600%, 04/13/2032	84,717	0.0
40,000		Amazon.com, Inc., 3.950%, 04/13/2052	35,483	0.0
61,000		Amazon.com, Inc., 4.100%, 04/13/2062	53,649	0.0
80,000		Amazon.com, Inc., 4.550%, 12/01/2027	81,052	0.0
106,000		Amazon.com, Inc., 4.700%, 12/01/2032	108,582	0.0
256,076		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	212,691	0.1
113,950		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	96,796	0.0
84,948		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	77,108	0.0
33,817		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	28,691	0.0
94,504		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	75,573	0.0
462,264		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	382,236	0.1
87,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	62,817	0.0
74,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	63,506	0.0
288,000	(2)	American Express Co., 4.420%, 08/03/2033	279,823	0.1
81,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	72,074	0.0
50,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	40,801	0.0
99,000		American Honda Finance Corp., 4.700%, 01/12/2028	100,012	0.0
448,000		American International Group, Inc., 4.750%, 04/01/2048	428,373	0.2
603,000		American Tower Corp., 2.750%, 01/15/2027	556,110	0.2
72,000		American Tower Corp., 3.650%, 03/15/2027	68,440	0.0
98,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	83,500	0.0
245,000	(1),(3)	ANGI Group LLC, 3.875%, 08/15/2028	188,199	0.1
135,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	126,065	0.1
390,000		Apache Corp., 5.100%, 09/01/2040	341,065	0.1
21,000		Apple, Inc., 1.650%, 02/08/2031	17,431	0.0
32,000		Apple, Inc., 1.700%, 08/05/2031	26,356	0.0
67,000		Apple, Inc., 2.850%, 08/05/2061	46,716	0.0
65,000		Apple, Inc., 3.950%, 08/08/2052	58,463	0.0
29,000		Apple, Inc., 4.100%, 08/08/2062	25,991	0.0
210,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	183,953	0.1
41,000		AT&T, Inc., 3.650%, 09/15/2059	30,112	0.0
148,000		AutoZone, Inc., 4.750%, 02/01/2033	147,081	0.1
55,000	(3)	AvalonBay Communities, Inc., 5.000%, 02/15/2033	57,193	0.0
76,000		Avnet, Inc., 5.500%, 06/01/2032	74,988	0.0
368,000	(2)	Bank of America Corp., 1.197%, 10/24/2026	331,934	0.1
366,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	328,102	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
126,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	$101,958	0.0
86,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	74,987	0.0
74,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	60,282	0.0
341,000	(2)	Bank of America Corp., 2.482%, 09/21/2036	266,389	0.1
175,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	144,830	0.1
263,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	222,214	0.1
44,000	(2)	Bank of America Corp., 3.593%, 07/21/2028	41,603	0.0
155,000	(2)	Bank of America Corp., 3.846%, 03/08/2037	135,265	0.1
465,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	462,263	0.2
84,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	72,446	0.0
430,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	415,914	0.2
650,000	(2)	Bank of America Corp., 5.015%, 07/22/2033	650,180	0.2
59,000	(2),(3)	Bank of America Corp., 6.204%, 11/10/2028	62,257	0.0
153,000	(2)	Bank of New York Mellon Corp./The, 5.834%, 10/25/2033	165,824	0.1
225,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	203,784	0.1
552,000		Berry Global, Inc., 1.650%, 01/15/2027	483,174	0.2
37,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	28,274	0.0
161,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	100,800	0.0
97,000	(1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	102,401	0.0
448,000		Boeing Co/The, 3.625%, 02/01/2031	410,749	0.2
88,000		Boeing Co/The, 5.150%, 05/01/2030	88,761	0.0
41,000		Brighthouse Financial, Inc., 4.700%, 06/22/2047	33,241	0.0
116,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	98,235	0.0
90,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	82,704	0.0
215,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	200,776	0.1
90,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	78,564	0.0
141,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	134,660	0.1
47,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	39,928	0.0
131,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	107,560	0.0
40,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	37,825	0.0
30,000	(1)	Cargill, Inc., 5.125%, 10/11/2032	31,311	0.0
147,000		Centene Corp., 3.000%, 10/15/2030	125,907	0.1
135,000		Centene Corp., 4.625%, 12/15/2029	128,424	0.1
99,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	95,377	0.0
185,000		Central Garden & Pet Co., 4.125%, 10/15/2030	157,493	0.1
89,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	74,668	0.0
81,000	(3)	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	65,660	0.0
67,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	48,558	0.0
28,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	19,930	0.0
447,000		Cigna Corp., 3.050%, 10/15/2027	420,101	0.2
246,000		Cigna Corp., 3.200%, 03/15/2040	196,752	0.1
49,000		Cigna Corp., 3.400%, 03/15/2050	37,250	0.0
101,000		Cigna Corp., 4.800%, 08/15/2038	99,019	0.0
296,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	276,986	0.1
165,000		Coca-Cola Co/The, 3.450%, 03/25/2030	157,624	0.1
73,000		Comcast Corp., 1.950%, 01/15/2031	61,162	0.0
193,000		Comcast Corp., 3.750%, 04/01/2040	170,721	0.1
103,000		Comcast Corp., 4.250%, 01/15/2033	100,989	0.0
67,000		Comcast Corp., 5.350%, 11/15/2027	69,841	0.0
80,000		Comcast Corp., 5.650%, 06/15/2035	87,319	0.0
30,000		Commonwealth Edison Co., 5.300%, 02/01/2053	32,024	0.0
75,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	57,364	0.0
128,000		Connecticut Light and Power Co/The, 5.250%, 01/15/2053	137,246	0.1
50,000		Consumers Energy Co., 4.200%, 09/01/2052	45,696	0.0
169,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	157,860	0.1
103,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	93,914	0.0
215,000	(1),(2)	Corebridge Financial, Inc., 6.875%, 12/15/2052	214,179	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
425,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	$406,727	0.1
59,000		Crown Castle International Corp., 4.150%, 07/01/2050	49,175	0.0
51,000		Crown Castle, Inc., 2.900%, 03/15/2027	47,456	0.0
74,000	(3)	Crown Castle, Inc., 5.000%, 01/11/2028	74,907	0.0
200,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	126,255	0.1
82,000		CSX Corp., 4.500%, 11/15/2052	76,242	0.0
81,000		CSX Corp., 4.500%, 08/01/2054	74,218	0.0
122,000		Cummins, Inc., 1.500%, 09/01/2030	99,598	0.0
9,000		CVS Health Corp., 3.250%, 08/15/2029	8,265	0.0
5,000		CVS Health Corp., 4.125%, 04/01/2040	4,373	0.0
4,000		CVS Health Corp., 5.125%, 07/20/2045	3,857	0.0
210,000		Dana, Inc., 5.625%, 06/15/2028	198,026	0.1
220,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	185,585	0.1
110,000		Deere & Co., 3.100%, 04/15/2030	102,126	0.0
152,000	(3)	Dell International LLC / EMC Corp., 5.750%, 02/01/2033	151,989	0.1
176,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	181,084	0.1
129,023		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	127,875	0.1
100,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	106,525	0.0
91,000		Diamondback Energy, Inc., 6.250%, 03/15/2053	95,332	0.0
92,000		Discovery Communications LLC, 5.300%, 05/15/2049	77,984	0.0
225,000		DISH DBS Corp., 5.125%, 06/01/2029	143,438	0.1
32,000		Dollar General Corp., 3.500%, 04/03/2030	29,536	0.0
181,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	162,900	0.1
99,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	92,852	0.0
134,000	(3)	Dominion Energy, Inc., 5.375%, 11/15/2032	137,995	0.1
38,000	(3)	Dow Chemical Co/The, 6.300%, 03/15/2033	41,903	0.0
61,000		Dow Chemical Co/The, 6.900%, 05/15/2053	72,405	0.0
305,000		DTE Electric Co., 2.250%, 03/01/2030	265,080	0.1
112,000		DTE Electric Co., 4.300%, 07/01/2044	103,187	0.0
3,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,468	0.0
12,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	10,081	0.0
3,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	2,741	0.0
38,000		Duke Energy Carolinas LLC, 5.350%, 01/15/2053	40,204	0.0
921,000		Duke Energy Corp., 2.650%, 09/01/2026	861,745	0.3
107,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	90,975	0.0
14,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	12,468	0.0
43,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	48,799	0.0
3,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	2,668	0.0
41,000		Ecolab, Inc., 2.750%, 08/18/2055	27,132	0.0
61,000		Elevance Health, Inc., 4.750%, 02/15/2033	61,269	0.0
43,000		Elevance Health, Inc., 4.900%, 02/08/2026	43,046	0.0
87,000		Elevance Health, Inc., 5.125%, 02/15/2053	87,553	0.0
36,000		Elevance Health, Inc., 6.100%, 10/15/2052	41,038	0.0
134,000		Energy Transfer L.P., 4.250%, 04/01/2024	132,529	0.1
969,000		Energy Transfer L.P., 4.900%, 02/01/2024	965,388	0.3
375,000		Energy Transfer L.P., 5.400%, 10/01/2047	344,652	0.1
230,000		Energy Transfer L.P., 5.750%, 02/15/2033	236,655	0.1
286,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	284,581	0.1
14,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	10,654	0.0
41,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	36,211	0.0
34,000	(3)	Entergy Arkansas LLC, 5.150%, 01/15/2033	35,360	0.0
180,000		Entergy Corp., 2.800%, 06/15/2030	156,865	0.1
135,000		Essential Utilities, Inc., 2.704%, 04/15/2030	117,317	0.0
125,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	94,543	0.0
74,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	65,725	0.0
106,000		Eversource Energy, 1.400%, 08/15/2026	95,001	0.0
122,000		Eversource Energy, 2.900%, 03/01/2027	114,569	0.0
126,000		Extra Space Storage L.P., 2.350%, 03/15/2032	99,948	0.0
66,000		Exxon Mobil Corp., 2.995%, 08/16/2039	54,253	0.0
153,000		Exxon Mobil Corp., 3.452%, 04/15/2051	124,992	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
61,000	(3)	FedEx Corp., 5.250%, 05/15/2050	$59,883	0.0
16,000		Florida Power & Light Co., 2.875%, 12/04/2051	11,656	0.0
108,000		Florida Power & Light Co., 4.125%, 02/01/2042	99,029	0.0
200,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	189,820	0.1
260,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	242,963	0.1
265,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	197,709	0.1
185,000	(1)	GCI LLC, 4.750%, 10/15/2028	163,095	0.1
284,000	(3)	General Mills, Inc., 2.875%, 04/15/2030	253,996	0.1
46,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	45,596	0.0
344,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	344,825	0.1
200,000	(1),(3)	Gray Television, Inc., 7.000%, 05/15/2027	182,223	0.1
230,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	202,725	0.1
51,000		HCA, Inc., 2.375%, 07/15/2031	41,468	0.0
27,000	(1)	HCA, Inc., 3.125%, 03/15/2027	25,116	0.0
906,000		HCA, Inc., 4.125%, 06/15/2029	861,782	0.3
2,000	(1)	HCA, Inc., 4.375%, 03/15/2042	1,704	0.0
167,000		HCA, Inc., 5.250%, 04/15/2025	167,246	0.1
245,000		HCA, Inc., 5.250%, 06/15/2026	245,402	0.1
175,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	155,615	0.1
200,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	185,690	0.1
24,000		Home Depot, Inc./The, 3.625%, 04/15/2052	20,053	0.0
90,000	(3)	Home Depot, Inc./The, 4.500%, 09/15/2032	91,183	0.0
125,000	(3)	Home Depot, Inc./The, 4.950%, 09/15/2052	128,937	0.1
52,000		Honeywell International, Inc., 5.000%, 02/15/2033	54,800	0.0
116,000	(3)	HP, Inc., 2.650%, 06/17/2031	94,192	0.0
24,000		HP, Inc., 4.000%, 04/15/2029	22,686	0.0
34,000		Humana, Inc., 5.750%, 03/01/2028	35,517	0.0
230,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	201,880	0.1
27,000		Intel Corp., 3.250%, 11/15/2049	19,557	0.0
64,000		Intel Corp., 3.750%, 08/05/2027	62,610	0.0
59,000		Intel Corp., 4.750%, 03/25/2050	54,607	0.0
44,000		Intel Corp., 5.050%, 08/05/2062	41,294	0.0
69,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	58,472	0.0
423,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	420,412	0.2
86,000		International Business Machines Corp., 4.150%, 07/27/2027	85,344	0.0
70,000	(3)	International Business Machines Corp., 4.400%, 07/27/2032	68,864	0.0
59,000		International Business Machines Corp., 4.750%, 02/06/2033	59,238	0.0
69,000	(3)	International Business Machines Corp., 4.900%, 07/27/2052	67,132	0.0
43,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	33,001	0.0
50,000		Interstate Power and Light Co., 3.100%, 11/30/2051	35,266	0.0
224,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	207,343	0.1
87,000	(3)	John Deere Capital Corp., 4.750%, 01/20/2028	88,883	0.0
135,000		Johnson & Johnson, 3.625%, 03/03/2037	126,089	0.1
447,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	396,186	0.1
138,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	124,081	0.1
230,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	206,370	0.1
55,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	52,340	0.0
386,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	358,391	0.1
919,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	875,999	0.3
34,000	(2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	29,170	0.0
691,000	(2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	664,591	0.2
250,000	(2)	JPMorgan Chase & Co., 5.717%, 09/14/2033	258,177	0.1
530,000	(2),(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	529,338	0.2
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	224,277	0.1
133,000		Kinder Morgan, Inc., 5.200%, 06/01/2033	132,674	0.1
60,000		KLA Corp., 4.950%, 07/15/2052	60,333	0.0
62,000		KLA Corp., 5.250%, 07/15/2062	64,343	0.0
166,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	153,155	0.1
102,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	116,150	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
220,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	$183,070	0.1
210,000	(1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	188,347	0.1
50,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	49,758	0.0
45,000		Lockheed Martin Corp., 5.250%, 01/15/2033	48,052	0.0
68,000		Lockheed Martin Corp., 5.700%, 11/15/2054	77,332	0.0
32,000		Lockheed Martin Corp., 5.900%, 11/15/2063	37,526	0.0
73,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	62,107	0.0
46,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	38,908	0.0
154,000	(1)	Mars, Inc., 2.375%, 07/16/2040	112,814	0.0
225,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	192,654	0.1
55,000		Meta Platforms, Inc., 3.500%, 08/15/2027	52,852	0.0
65,000		Meta Platforms, Inc., 3.850%, 08/15/2032	60,468	0.0
147,000		Meta Platforms, Inc., 4.450%, 08/15/2052	128,569	0.1
127,000		Meta Platforms, Inc., 4.650%, 08/15/2062	111,527	0.0
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	413,157	0.2
67,000	(3)	Mid-America Apartments L.P., 2.750%, 03/15/2030	59,837	0.0
193,000		Mississippi Power Co., 4.250%, 03/15/2042	167,014	0.1
190,000	(2)	Morgan Stanley, 0.791%, 01/22/2025	181,292	0.1
250,000	(2)	Morgan Stanley, 1.164%, 10/21/2025	233,048	0.1
118,000	(2)	Morgan Stanley, 1.512%, 07/20/2027	105,332	0.0
436,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	391,715	0.1
210,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	170,931	0.1
123,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	118,803	0.0
1,090,000		Morgan Stanley, 3.125%, 07/27/2026	1,033,633	0.4
47,000	(2)	Morgan Stanley, 3.591%, 07/22/2028	44,493	0.0
545,000		Morgan Stanley, 4.100%, 05/22/2023	543,675	0.2
436,000	(2)	Morgan Stanley, 5.297%, 04/20/2037	423,174	0.2
292,000	(2)	Morgan Stanley, 5.948%, 01/19/2038	298,704	0.1
36,000	(2)	Morgan Stanley, 6.296%, 10/18/2028	38,083	0.0
744,000	(2)	Morgan Stanley, 6.342%, 10/18/2033	818,598	0.3
366,000		MPLX L.P., 4.000%, 03/15/2028	351,723	0.1
215,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	150,801	0.1
500,000		Mylan, Inc., 4.200%, 11/29/2023	495,446	0.2
155,000		Mylan, Inc., 5.200%, 04/15/2048	127,811	0.1
286,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	276,930	0.1
95,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	91,101	0.0
36,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	38,864	0.0
200,000		Navient Corp., 5.000%, 03/15/2027	182,787	0.1
169,000	(1)	Nestle Holdings, Inc., 1.250%, 09/15/2030	137,337	0.1
161,000	(1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	160,919	0.1
165,000	(1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	168,951	0.1
139,000	(1)	New York Life Global Funding, 4.550%, 01/28/2033	139,506	0.1
96,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	95,208	0.0
149,000		Northern States Power Co/MN, 3.600%, 09/15/2047	123,226	0.1
212,000		Northern Trust Corp., 6.125%, 11/02/2032	233,254	0.1
190,000	(1)	Novelis Corp., 4.750%, 01/30/2030	172,238	0.1
60,000		Nucor Corp., 4.300%, 05/23/2027	59,470	0.0
50,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	34,199	0.0
37,000		Oklahoma Gas and Electric Co., 5.400%, 01/15/2033	38,737	0.0
200,000	(3)	Olin Corp., 5.000%, 02/01/2030	189,310	0.1
131,000		Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	132,476	0.1
291,000		Oracle Corp., 2.800%, 04/01/2027	269,516	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	484,403	0.2
166,000		Oracle Corp., 3.800%, 11/15/2037	139,734	0.1
43,000		Oracle Corp., 3.950%, 03/25/2051	33,469	0.0
72,000		Oracle Corp., 6.150%, 11/09/2029	76,995	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
49,000		Oracle Corp., 6.900%, 11/09/2052	$56,764	0.0
44,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	42,427	0.0
106,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	105,280	0.0
250,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	226,425	0.1
27,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	20,424	0.0
22,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	16,834	0.0
36,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	28,724	0.0
48,000		Pacific Gas and Electric Co., 6.750%, 01/15/2053	50,354	0.0
133,000		PacifiCorp, 5.350%, 12/01/2053	142,229	0.1
200,000		Paramount Global, 4.375%, 03/15/2043	147,846	0.1
88,000	(3)	Paramount Global, 4.950%, 01/15/2031	81,222	0.0
97,000	(3)	Paramount Global, 4.950%, 05/19/2050	77,260	0.0
9,000		Paramount Global, 5.250%, 04/01/2044	7,331	0.0
29,000		Paramount Global, 5.850%, 09/01/2043	25,850	0.0
224,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	200,475	0.1
48,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	40,932	0.0
12,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	10,811	0.0
16,000		PayPal Holdings, Inc., 4.400%, 06/01/2032	15,711	0.0
131,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	129,420	0.1
116,000		PECO Energy Co., 4.150%, 10/01/2044	104,880	0.0
170,000		PepsiCo, Inc., 3.900%, 07/18/2032	166,195	0.1
84,000		Phillips 66, 3.850%, 04/09/2025	82,700	0.0
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	293,808	0.1
136,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	112,130	0.0
81,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	68,324	0.0
145,000	(2)	PNC Financial Services Group, Inc./The, 5.068%, 01/24/2034	146,375	0.1
200,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	185,698	0.1
225,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	191,356	0.1
230,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	200,967	0.1
43,000		Prologis L.P., 2.250%, 01/15/2032	35,993	0.0
87,000		Public Service Co. of New Hampshire, 5.150%, 01/15/2053	92,050	0.0
171,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	142,901	0.1
42,000		Public Storage, 1.950%, 11/09/2028	36,900	0.0
50,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	36,955	0.0
138,000		QUALCOMM, Inc., 6.000%, 05/20/2053	158,495	0.1
171,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	164,305	0.1
29,000	(1)	Regal Rexnord Corp., 6.300%, 02/15/2030	29,594	0.0
29,000	(1)	Regal Rexnord Corp., 6.400%, 04/15/2033	29,764	0.0
32,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	25,628	0.0
148,000		Reynolds American, Inc., 5.700%, 08/15/2035	141,811	0.1
76,000		Reynolds American, Inc., 6.150%, 09/15/2043	73,476	0.0
210,000	(1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	171,322	0.1
135,000		Roper Technologies, Inc., 1.750%, 02/15/2031	108,422	0.0
31,000		Ross Stores, Inc., 4.700%, 04/15/2027	30,821	0.0
28,000		S&P Global, Inc., 1.250%, 08/15/2030	22,354	0.0
110,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	99,778	0.0
73,000	(1)	S&P Global, Inc., 2.900%, 03/01/2032	64,724	0.0
85,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	71,841	0.0
150,000		Salesforce, Inc., 2.700%, 07/15/2041	113,263	0.0
124,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	109,146	0.0
88,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	81,207	0.0
166,000	(2)	Sempra Energy, 4.125%, 04/01/2052	145,556	0.1
230,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	195,543	0.1
215,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	201,017	0.1
220,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	194,737	0.1
200,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	187,692	0.1
245,000	(1)	Sonic Automotive, Inc., 4.875%, 11/15/2031	196,000	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
46,000		Southern California Edison Co., 3.650%, 02/01/2050	$36,224	0.0
85,000		Southern Co/The, 5.113%, 08/01/2027	86,528	0.0
32,000		Southwest Gas Corp., 4.050%, 03/15/2032	29,383	0.0
230,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	196,873	0.1
200,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	188,040	0.1
39,000		Targa Resources Corp., 6.250%, 07/01/2052	39,617	0.0
131,000	(3)	Target Corp., 4.500%, 09/15/2032	132,262	0.1
147,000		Target Corp., 4.800%, 01/15/2053	148,739	0.1
215,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	188,070	0.1
225,000		Tenet Healthcare Corp., 4.250%, 06/01/2029	200,672	0.1
66,000		Texas Instruments, Inc., 4.100%, 08/16/2052	62,964	0.0
98,000		Time Warner Cable LLC, 5.500%, 09/01/2041	88,244	0.0
6,000		Time Warner Cable LLC, 5.875%, 11/15/2040	5,630	0.0
9,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	7,933	0.0
2,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	1,857	0.0
12,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	8,962	0.0
34,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	31,863	0.0
90,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	90,643	0.0
120,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	121,151	0.0
173,000	(2)	Truist Financial Corp., 5.122%, 01/26/2034	175,456	0.1
122,000		Union Pacific Corp., 3.500%, 02/14/2053	98,820	0.0
60,000	(3)	Union Pacific Corp., 4.950%, 09/09/2052	61,473	0.0
68,000		Union Pacific Corp., 5.150%, 01/20/2063	70,508	0.0
181,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	140,539	0.1
94,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	75,198	0.0
25,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	24,793	0.0
274,000		UnitedHealth Group, Inc., 5.350%, 02/15/2033	292,231	0.1
71,000		UnitedHealth Group, Inc., 5.875%, 02/15/2053	81,406	0.0
66,000		UnitedHealth Group, Inc., 6.050%, 02/15/2063	77,306	0.0
99,773		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	97,165	0.0
21,897		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	20,288	0.0
300,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	286,186	0.1
56,000		Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	46,816	0.0
94,000		Verizon Communications, Inc., 2.355%, 03/15/2032	77,491	0.0
18,000		Verizon Communications, Inc., 3.400%, 03/22/2041	14,511	0.0
15,000		Verizon Communications, Inc., 3.700%, 03/22/2061	11,423	0.0
105,000		Verizon Communications, Inc., 4.125%, 08/15/2046	91,201	0.0
9,000		Verizon Communications, Inc., 4.400%, 11/01/2034	8,664	0.0
17,000		Verizon Communications, Inc., 4.750%, 11/01/2041	16,385	0.0
154,000		Verizon Communications, Inc., 4.812%, 03/15/2039	149,125	0.1
215,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	200,807	0.1
175,000		Viatris, Inc., 2.700%, 06/22/2030	144,355	0.1
27,000		Viatris, Inc., 3.850%, 06/22/2040	19,740	0.0
26,000		Viatris, Inc., 4.000%, 06/22/2050	18,050	0.0
100,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	98,350	0.0
207,000		VMware, Inc., 1.400%, 08/15/2026	183,397	0.1
60,000		Walmart, Inc., 4.500%, 09/09/2052	60,398	0.0
168,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	157,540	0.1
40,000	(1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	35,633	0.0
22,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	18,810	0.0
14,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	11,647	0.0
22,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	22,126	0.0
31,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	31,707	0.0
61,000	(2)	Wells Fargo & Co., 2.164%, 02/11/2026	57,577	0.0
280,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	267,403	0.1
92,000		Wells Fargo & Co., 3.000%, 10/23/2026	86,881	0.0
450,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	394,234	0.1
230,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	185,793	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
225,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	$179,222	0.1
			56,532,385	19.9

	Total Corporate Bonds/Notes
	(Cost $82,027,691)		75,646,620	26.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.4%
		United States: 15.4%
271,146	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.248%, 05/25/2036	237,021	0.1
104,387		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	53,898	0.0
151,152		Alternative Loan Trust 2007-23CB A3, 5.006%, (US0001M + 0.500%), 09/25/2037	68,216	0.0
334,842		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	183,227	0.1
1,400,000		Citigroup Commercial Mortgage Trust 2016-P4, 3.942%, 07/10/2049	1,239,000	0.4
284,791		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	256,354	0.1
782,458	(1),(2)	COLT 2021-2 A1 Mortgage Loan Trust, 0.924%, 08/25/2066	643,192	0.2
317,222	(1),(2)	COLT 2021-3 A1 Mortgage Loan Trust, 0.956%, 09/27/2066	258,672	0.1
67,515		Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.006%, (US0001M + 0.500%), 11/25/2035	34,766	0.0
170,079	(1),(2)	CSMC Trust 2015-2 B3, 3.889%, 02/25/2045	147,852	0.1
123,359	(1),(2)	CSMC Trust 2015-3 B1, 3.843%, 03/25/2045	114,931	0.1
2,726,060	(4)	Fannie Mae 2005-18 SC, 0.144%, (-1.000*US0001M + 4.650%), 03/25/2035	113,296	0.0
653,929	(4)	Fannie Mae 2008-41 S, 2.294%, (-1.000*US0001M + 6.800%), 11/25/2036	71,643	0.0
2,000,398	(4)	Fannie Mae 2009-106 SA, 1.744%, (-1.000*US0001M + 6.250%), 01/25/2040	170,541	0.1
20,279	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 6.806%, (US0001M + 2.300%), 08/25/2031	20,281	0.0
63,001	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 6.906%, (US0001M + 2.400%), 04/25/2031	63,091	0.0
26,749	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 6.956%, (US0001M + 2.450%), 07/25/2031	26,788	0.0
3,980	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 6.606%, (US0001M + 2.100%), 09/25/2039	3,980	0.0
285,038	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 6.556%, (US0001M + 2.050%), 01/25/2040	285,211	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 8.156%, (US0001M + 3.650%), 02/25/2040	1,008,621	0.4
99,751		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	103,603	0.0
75,605		Fannie Mae REMIC Trust 2005-74 DK, 5.977%, (-4.000*US0001M + 24.000%), 07/25/2035	79,237	0.0
80,481		Fannie Mae REMIC Trust 2006-104 ES, 10.921%, (-5.000*US0001M + 33.450%), 11/25/2036	111,131	0.0
978,464	(4)	Fannie Mae REMIC Trust 2007-36 SN, 2.264%, (-1.000*US0001M + 6.770%), 04/25/2037	102,112	0.0
55,105		Fannie Mae REMIC Trust 2007-55 DS, 3.735%, (-2.500*US0001M + 15.000%), 06/25/2037	52,145	0.0
584,503	(4)	Fannie Mae REMIC Trust 2008-53 FI, 1.594%, (-1.000*US0001M + 6.100%), 07/25/2038	43,465	0.0
407,349	(4)	Fannie Mae REMIC Trust 2008-58 SM, 1.594%, (-1.000*US0001M + 6.100%), 07/25/2038	34,553	0.0
147,528		Fannie Mae REMIC Trust 2009-66 SL, 1.271%, (-3.333*US0001M + 15.833%), 09/25/2039	146,970	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 1.438%, (-3.333*US0001M + 16.000%), 09/25/2039	84,119	0.0
2,732,227	(4)	Fannie Mae REMIC Trust 2010-123 SL, 1.564%, (-1.000*US0001M + 6.070%), 11/25/2040	214,744	0.1
2,692,489	(4)	Fannie Mae REMIC Trust 2011-55 SK, 2.054%, (-1.000*US0001M + 6.560%), 06/25/2041	304,413	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,084,126	(4)	Fannie Mae REMIC Trust 2011-86 NS, 1.444%, (-1.000*US0001M + 5.950%), 09/25/2041	$83,335	0.0
162,292	(4)	Fannie Mae REMIC Trust 2012-10 US, 1.944%, (-1.000*US0001M + 6.450%), 02/25/2042	19,074	0.0
751,189	(4)	Fannie Mae REMIC Trust 2012-24 HS, 2.044%, (-1.000*US0001M + 6.550%), 09/25/2040	20,301	0.0
506,428	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	35,891	0.0
4,748,548	(4)	Fannie Mae REMICS 2015-34 DI, 6.500%, 06/25/2045	1,103,053	0.4
13,893,774	(4)	Fannie Mae REMICS 2015-58 KI, 6.000%, 03/25/2037	2,649,419	0.9
6,903,036	(4)	Fannie Mae REMICS 2015-59 SK, 1.144%, (-1.000*US0001M + 5.650%), 08/25/2045	594,400	0.2
12,328,208	(4)	Fannie Mae REMICS 2016-54 SL, 1.494%, (-1.000*US0001M + 6.000%), 08/25/2046	1,472,253	0.5
380,826	(4)	Fannie Mae Series 2007-9 SE, 1.574%, (-1.000*US0001M + 6.080%), 03/25/2037	27,511	0.0
684,758	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	63,415	0.0
897,415	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.027%, 04/25/2048	775,609	0.3
110,285	(4)	Freddie Mac REMIC Trust 2303 SY, 4.241%, (-1.000*US0001M + 8.700%), 04/15/2031	13,028	0.0
729,569	(4)	Freddie Mac REMIC Trust 2989 GU, 2.541%, (-1.000*US0001M + 7.000%), 02/15/2033	56,492	0.0
683,812	(4)	Freddie Mac REMIC Trust 3271 SB, 1.591%, (-1.000*US0001M + 6.050%), 02/15/2037	58,562	0.0
2,145,797	(4)	Freddie Mac REMIC Trust 3424 HI, 1.441%, (-1.000*US0001M + 5.900%), 04/15/2038	176,030	0.1
421,242	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	50,030	0.0
2,575,713	(4)	Freddie Mac REMIC Trust 3856 KS, 2.091%, (-1.000*US0001M + 6.550%), 05/15/2041	270,464	0.1
453,725	(4)	Freddie Mac REMIC Trust 3925 SD, 1.591%, (-1.000*US0001M + 6.050%), 07/15/2040	13,131	0.0
299,711	(4)	Freddie Mac REMIC Trust 4077 SM, 2.241%, (-1.000*US0001M + 6.700%), 08/15/2040	2,873	0.0
551,950	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	42,331	0.0
857,287	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	94,388	0.0
1,442,371	(4)	Freddie Mac REMICS 3693 SC, 2.041%, (-1.000*US0001M + 6.500%), 07/15/2040	173,620	0.1
557,283		Freddie Mac REMICS 3792 DS, 2.141%, (-1.000*US0001M + 6.600%), 11/15/2040	4,604	0.0
1,156,401	(4)	Freddie Mac REMICS 4040 SW, 2.171%, (-1.000*US0001M + 6.630%), 05/15/2032	92,231	0.0
9,446,729	(4)	Freddie Mac REMICS 4096 SB, 1.541%, (-1.000*US0001M + 6.000%), 08/15/2042	1,113,643	0.4
5,982,583	(4)	Freddie Mac REMICS 4480 WS, 1.721%, (-1.000*US0001M + 6.180%), 06/15/2045	731,453	0.3
1,540,892	(4)	Freddie Mac REMICS 4623 MS, 1.541%, (-1.000*US0001M + 6.000%), 10/15/2046	188,519	0.1
13,425,848	(4)	Freddie Mac REMICS 4695 IO, 4.500%, 10/15/2041	2,523,312	0.9
1,286,162		Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	1,244,489	0.4
1,382,367		Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,323,941	0.5
110,045	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 6.406%, (US0001M + 1.900%), 01/25/2050	109,811	0.0
204,663	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 7.606%, (US0001M + 3.100%), 03/25/2050	209,278	0.1
700,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.410%, (SOFR30A + 2.100%), 09/25/2041	629,377	0.2
1,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 6.160%, (SOFR30A + 1.850%), 01/25/2042	969,716	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,100,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 9.560%, (SOFR30A + 5.250%), 03/25/2042	$1,099,623	0.4
8,818,678	(4)	Freddie Mac Strips 324 C21, 6.000%, 06/15/2039	1,920,370	0.7
168,856	(2),(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	14,911	0.0
474,184	(2),(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	61,697	0.0
3,275,215	(4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	272,265	0.1
7,850,307	(4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,434,599	0.5
6,058,585	(4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,233,004	0.4
1,375,958	(2),(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	65,966	0.0
1,681,034	(2),(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	105,976	0.0
1,094,032	(2),(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	88,055	0.0
3,283,520	(2),(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	541,751	0.2
6,436,163	(2),(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	981,995	0.4
221,685	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	213,495	0.1
167,882		Ginnie Mae Series 2007-8 SP, 7.504%, (-3.242*US0001M + 22.048%), 03/20/2037	206,033	0.1
11,991,196	(4)	Ginnie Mae Series 2009-106 CM, 2.141%, (-1.000*US0001M + 6.600%), 01/16/2034	507,719	0.2
970,872	(4)	Ginnie Mae Series 2010-116 NS, 2.191%, (-1.000*US0001M + 6.650%), 09/16/2040	80,362	0.0
139,930	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	8,565	0.0
737,450	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	23,512	0.0
25,340	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	150	0.0
868,262	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	109,721	0.0
418,191	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	17,789	0.0
9,364,133	(4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	1,831,727	0.7
961,788	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	83,800	0.0
3,925,964	(4)	Ginnie Mae Series 2016-161 CI, 5.500%, 11/20/2046	728,454	0.3
6,497,392	(4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	990,529	0.4
168,917		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.926%, (US0001M + 0.210%), 04/25/2036	142,689	0.1
12,429	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	11,967	0.0
16,469	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	15,569	0.0
837,289	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	677,885	0.2
372,886	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	304,218	0.1
1,485,249	(1),(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	1,253,228	0.5
769,587	(1),(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	672,842	0.2
372,446	(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	341,515	0.1
61,546	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	53,560	0.0
102,577	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	92,544	0.0
2,009	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,980	0.0
15,581	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	15,146	0.0
74,077	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	62,908	0.0
475,581	(1),(2)	JP Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	400,991	0.2
319,736	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	258,865	0.1
57,367	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	54,951	0.0
175,940	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	154,827	0.1
567,117	(1),(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	459,149	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	894,449	(1),(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	$750,893	0.3
	25,991	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	24,544	0.0
	300,000	(1),(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	227,845	0.1
	2,858	(2)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.045%, 02/25/2034	2,762	0.0
	1,000,000	(1),(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	666,811	0.2
	6,558,555	(2),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 4.460%, 08/25/2045	5,703	0.0
	40,364	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.808%, 10/25/2036	36,291	0.0
	139,906	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.681%, 08/25/2046	123,920	0.1
	278,493	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.381%, 12/25/2036	247,930	0.1
	383,432		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	318,448	0.1
	73,615		Wells Fargo Alternative Loan 2007-PA2 2A1, 4.936%, (US0001M + 0.430%), 06/25/2037	59,616	0.0
	389,141	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	313,777	0.1
	293,965	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	257,220	0.1

		Total Collateralized Mortgage Obligations
		(Cost $49,078,601)		43,845,319	15.4

SOVEREIGN BONDS: 18.5%
			Australia: 0.2%
AUD	837,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	449,485	0.2

			Brazil: 2.3%
BRL	2,805,000		Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/2055	2,117,537	0.7
BRL	3,010,000		Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/2050	2,321,979	0.8
BRL	1,200,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	2,191,116	0.8
				6,630,632	2.3

			Canada: 0.2%
CAD	1,100,000		Canadian Government Bond, 2.000%, 12/01/2051	668,672	0.2

			China: 8.6%
CNY	4,500,000		China Government Bond, 2.690%, 08/12/2026	667,570	0.2
CNY	7,750,000		China Government Bond, 2.690%, 08/15/2032	1,126,309	0.4
CNY	50,420,000		China Government Bond, 2.850%, 06/04/2027	7,505,425	2.6
CNY	21,430,000		China Government Bond, 3.130%, 11/21/2029	3,237,302	1.1
CNY	29,170,000		China Government Bond, 3.250%, 06/06/2026	4,417,042	1.6
CNY	34,570,000		China Government Bond, 3.250%, 11/22/2028	5,266,480	1.8
CNY	1,110,000		China Government Bond, 3.290%, 05/23/2029	170,163	0.1
CNY	2,970,000		China Government Bond, 3.320%, 04/15/2052	443,615	0.2
CNY	9,950,000		China Government Bond, 4.080%, 10/22/2048	1,679,510	0.6
				24,513,416	8.6

			Colombia: 0.3%
	200,000		Colombia Government International Bond, 5.200%, 05/15/2049	141,458	0.0
	425,000		Colombia Government International Bond, 7.500%, 02/02/2034	420,519	0.1
COP	2,551,900,000		Colombian TES, 7.750%, 09/18/2030	431,367	0.2
				993,344	0.3

			Germany: 0.0%
EUR	9,700		Bundesobligation, 2.120%, 04/14/2023	10,501	0.0
EUR	60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	59,863	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	41,906	0.0
EUR	30,000		Bundesrepublik Deutschland Bundesanleihe, 2.330%, 08/15/2026	30,065	0.0
				142,335	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
			Indonesia: 0.4%
IDR	13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	$1,046,602	0.4

			Italy: 0.5%
EUR	641,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	644,818	0.2
EUR	641,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	741,779	0.3
				1,386,597	0.5

			Malaysia: 1.5%
MYR	18,342,000		Malaysia Government Bond, 3.828%, 07/05/2034	4,279,180	1.5

			Mexico: 1.0%
MXN	50,700,000		Mexican Bonos, 7.750%, 05/29/2031	2,547,453	0.9
200,000		(3)	Mexico Government International Bond, 3.250%, 04/16/2030	180,733	0.1
200,000			Mexico Government International Bond, 3.750%, 04/19/2071	134,775	0.0
				2,862,961	1.0

			Oman: 0.1%
200,000			Oman Government International Bond, 6.000%, 08/01/2029	205,352	0.0
200,000		(1)	Oman Government International Bond, 7.375%, 10/28/2032	223,657	0.1
				429,009	0.1

			Panama: 0.1%
200,000		(3)	Panama Government International Bond, 3.298%, 01/19/2033	167,439	0.1

			Peru: 0.4%
PEN	4,000,000		Peru Government Bond, 6.350%, 08/12/2028	976,012	0.3
200,000			Peruvian Government International Bond, 1.862%, 12/01/2032	149,917	0.1
75,000			Peruvian Government International Bond, 5.625%, 11/18/2050	76,395	0.0
				1,202,324	0.4

			Portugal: 0.6%
EUR	1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,644,182	0.6

			Republic Of Serbia: 0.1%
200,000		(1)	Serbia International Bond, 6.500%, 09/26/2033	200,745	0.1

			Romania: 0.4%
RON	5,510,000		Romania Government Bond, 3.250%, 04/29/2024	1,171,121	0.4

			Russia: 0.1%
RUB	47,938,000	(5)	Russian Federal Bond - OFZ, 6.900%, 05/23/2029	129,726	0.1
200,000		(5)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	36,000	0.0
				165,726	0.1

			Saudi Arabia: 0.1%
200,000		(1)	Saudi Government International Bond, 3.450%, 02/02/2061	145,147	0.1

			South Africa: 0.2%
475,000			Republic of South Africa Government International Bond, 4.850%, 09/30/2029	434,194	0.2

			Spain: 0.8%
EUR	1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,278,412	0.4
EUR	1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,006,435	0.4
				2,284,847	0.8

			Thailand: 0.5%
THB	1,200,000		Thailand Government Bond, 0.750%, 06/17/2024	35,887	0.0
THB	41,793,000		Thailand Government Bond, 2.875%, 12/17/2028	1,316,467	0.5
				1,352,354	0.5

			Ukraine: 0.1%
250,000		(5)	Ukraine Government International Bond, 7.253%, 03/15/2035	50,334	0.0
525,000		(5)	Ukraine Government International Bond, 7.375%, 09/25/2034	105,656	0.0
800,000		(5)	Ukraine Government International Bond, 7.750%, 09/01/2027	176,278	0.1
				332,268	0.1

		Total Sovereign Bonds
		(Cost $57,122,920)		52,502,580	18.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.1%
			Federal Home Loan Mortgage Corporation: 0.2%(6)
464,320			3.500%,01/01/2048	444,677	0.2
54,322			4.000%,09/01/2045	53,641	0.0
46,437			4.000%,09/01/2045	45,854	0.0
76,546			4.000%,05/01/2046	75,570	0.0
				619,742	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 0.5%(6)
980,723		3.500%,03/01/2043	$940,756	0.3
393,000	(7)	5.000%,02/15/2053	394,566	0.2
			1,335,322	0.5

		Government National Mortgage Association: 2.7%
2,274,797		2.500%,05/20/2051	2,036,284	0.7
383,226		2.500%,05/20/2052	341,954	0.1
226,995		2.500%,08/20/2052	202,688	0.1
2,697,000	(7)	3.000%,02/15/2053	2,478,711	0.9
82,400		4.500%,08/20/2041	84,170	0.0
2,605,000	(7)	4.500%,02/15/2053	2,587,091	0.9
11,512		5.500%,03/20/2039	12,109	0.0
			7,743,007	2.7

		Uniform Mortgage-Backed Securities: 6.7%
6,224,000	(7)	2.000%,02/15/2053	5,233,995	1.9
42,402		2.500%,06/01/2030	40,382	0.0
30,768		2.500%,06/01/2030	29,303	0.0
19,259		2.500%,07/01/2030	18,342	0.0
3,992,000	(7)	2.500%,02/15/2053	3,496,859	1.2
2,881,000	(7)	3.000%,02/15/2053	2,618,109	0.9
110,004		3.500%,06/01/2034	107,613	0.0
3,791,000	(7)	3.500%,02/15/2053	3,556,204	1.3
49,191		4.000%,05/01/2045	48,525	0.0
876,617		4.000%,04/01/2049	860,399	0.3
2,755,000	(7)	4.000%,02/15/2053	2,661,158	0.9
141,881		4.500%,12/01/2040	144,323	0.1
71,958		4.500%,12/01/2040	73,197	0.0
235,029		5.000%,05/01/2042	241,749	0.1
			19,130,158	6.7

	Total U.S. Government Agency Obligations
	(Cost $29,114,017)		28,828,229	10.1

U.S. TREASURY OBLIGATIONS: 8.5%
		U.S. Treasury Bonds: 0.9%
222,700		2.875%,05/15/2052	191,974	0.1
658,400		3.000%,08/15/2052	582,736	0.2
96,700		3.250%,05/15/2042	89,750	0.0
1,619,000		4.000%,11/15/2042	1,673,388	0.6
			2,537,848	0.9

		U.S. Treasury Notes: 7.6%
542,500		0.125%,05/31/2023	534,456	0.2
1,413,000		0.125%,01/15/2024	1,352,624	0.5
771,000		0.250%,06/15/2024	727,330	0.3
322,400		0.500%,11/30/2023	311,267	0.1
1,055,800		0.875%,01/31/2024	1,016,092	0.4
1,027,800		1.250%,09/30/2028	904,624	0.3
439,000		1.500%,01/31/2027	403,254	0.1
408,600		1.500%,11/30/2028	363,766	0.1
151,000		2.750%,08/15/2032	142,093	0.0
1,039,600		2.875%,06/15/2025	1,012,798	0.4
3,065,000		3.500%,01/31/2028	3,051,591	1.1
2,785,900		3.500%,01/31/2030	2,776,323	1.0
2,268,000		3.875%,01/15/2026	2,268,000	0.8
4,844,000		4.125%,01/31/2025	4,838,891	1.7
1,726,500		4.125%,11/15/2032	1,816,602	0.6
			21,519,711	7.6

	Total U.S. Treasury Obligations
	(Cost $24,282,473)		24,057,559	8.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.9%
		United States: 8.9%
500,000	(2)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	441,001	0.2
6,489,777	(2),(4)	BANK 2017-BNK5 XA, 0.946%, 06/15/2060	196,903	0.1
958,118	(2),(4)	BANK 2019-BNK16 XA, 0.941%, 02/15/2052	40,130	0.0
8,694,044	(2),(4)	BBCMS Trust 2022-C17 XA, 1.152%, 09/15/2055	705,991	0.2
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	186,329	0.1
1,413,769	(2),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.031%, 03/15/2052	66,620	0.0
10,378,416	(2),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.452%, 12/17/2053	794,206	0.3
6,434,259	(2),(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.272%, 02/15/2054	425,569	0.1
745,012	(1)	BX Commercial Mortgage Trust 2021-21M E, 6.630%, (US0001M + 2.171%), 10/15/2036	727,178	0.3
1,888,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 6.809%, (US0001M + 2.350%), 02/15/2038	1,786,801	0.6
500,000	(1)	BX Trust 2021-LBA EJV, 6.460%, (US0001M + 2.000%), 02/15/2036	485,561	0.2
500,000	(1)	BX Trust 2021-LBA EV, 6.460%, (US0001M + 2.000%), 02/15/2036	485,561	0.2
1,000,000	(1)	BX Trust 2021-SDMF D, 5.846%, (US0001M + 1.387%), 09/15/2034	957,041	0.3
2,782,773	(2),(4)	CD 2016-CD1 Mortgage Trust XA, 1.366%, 08/10/2049	95,349	0.0
8,581,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.833%, 08/10/2049	212,246	0.1
3,021,263	(2),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.027%, 10/12/2050	109,962	0.0
14,017,485	(1),(2),(4)	COMM 2012-LTRT XA, 0.787%, 10/05/2030	180,288	0.1
200,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.859%, 08/10/2046	186,609	0.1
5,916,042	(2),(4)	COMM 2016-CR28 XA, 0.634%, 02/10/2049	94,840	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
350,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	$207,625	0.1
960,000	(1)	CSWF 2021-SOP2 D, 6.776%, (US0001M + 2.317%), 06/15/2034	871,304	0.3
530,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.473%, 08/10/2049	388,943	0.1
26,432	(1),(8)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	26,327	0.0
3,477,875		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	487,595	0.2
7,083,694	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.881%, 11/25/2030	372,974	0.1
3,522,744	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.324%, 07/25/2035	373,569	0.1
5,533,353	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.868%, 10/25/2035	411,223	0.1
25,632,485	(2),(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.377%, 04/25/2030	535,165	0.2
4,000,000	(1),(9)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,179,683	0.8
50,926,775	(1),(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	177,447	0.1
5,680,000	(1),(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	25,159	0.0
557,000	(1),(2),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	408,788	0.1
379,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.220%, 01/29/2052	266,160	0.1
413,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.900%, 01/27/2052	238,030	0.1
215,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 C728, 0.570%, 08/27/2050	183,855	0.1
220,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.860%, 05/27/2048	176,775	0.1
266,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.500%, 11/27/2049	177,993	0.1
186,000	(1),(2),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	124,846	0.0
216,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.150%, 01/27/2052	115,736	0.0
215,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 D728, 0.610%, 01/29/2052	179,923	0.1
173,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.680%, 10/27/2047	146,388	0.1
220,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.950%, 05/27/2048	173,053	0.1
116,000	(1),(10)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.660%, 01/29/2052	95,820	0.0
1,250,000	(1)	Great Wolf Trust 2019-WOLF C, 6.226%, (TSFR1M + 1.633%), 12/15/2036	1,211,053	0.4
1,760,000	(1),(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,683,582	0.6
4,004,590	(2),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 0.993%, 11/10/2046	27,437	0.0
7,476,086	(2),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.012%, 05/10/2050	260,595	0.1
600,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	582,779	0.2
460,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	445,672	0.2
3,759,919	(1),(2),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.793%, 03/10/2050	75,100	0.0
1,495,557	(1)	Med Trust 2021-MDLN D, 6.460%, (US0001M + 2.000%), 11/15/2038	1,454,327	0.5
1,060,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.540%, 11/15/2045	873,789	0.3
21,550,000	(1),(2),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.429%, 12/15/2047	171,012	0.1
180,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 1.060%, 03/28/2049	136,336	0.0
150,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB60, 3.110%, 11/08/2049	119,242	0.0
230,000	(1),(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.940%, 03/01/2050	180,642	0.1
60,000	(1),(9)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	43,203	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
70,000	(1),(9)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	$46,816	0.0
70,000	(1),(9)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	45,838	0.0
5,139,191	(2),(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.298%, 02/15/2053	330,704	0.1
630,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.203%, 03/15/2045	492,344	0.2
250,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.956%, 06/15/2046	156,363	0.1
4,012,557	(2),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.906%, 03/15/2046	17,043	0.0
10,164,766	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 0.963%, 03/15/2047	72,907	0.0
300,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	258,286	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $27,251,881)		25,207,636	8.9

ASSET-BACKED SECURITIES: 9.8%
		Cayman Islands: 1.0%
650,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A1, 5.948%, (US0003M + 1.150%), 04/19/2034	641,234	0.2
500,000	(1)	Galaxy XXII CLO Ltd. 2016-22A ARR, 5.992%, (US0003M + 1.200%), 04/16/2034	494,403	0.2
800,000	(1)	Oaktree CLO 2019-1A A1R Ltd., 5.925%, (US0003M + 1.110%), 04/22/2030	793,426	0.3
1,000,000	(1)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.018%, (US0003M + 1.210%), 07/20/2032	978,808	0.3
			2,907,871	1.0

		United States: 8.8%
1,650,000	(1)	AGL CLO 11 Ltd. 2021-11A AJ, 6.142%, (US0003M + 1.350%), 04/15/2034	1,606,747	0.6
250,000	(1)	AIG CLO 2021-1A C, 6.565%, (US0003M + 1.750%), 04/22/2034	236,774	0.1
1,550,000	(1)	Allegro CLO IV Ltd. 2016-1A CR2, 6.792%, (US0003M + 2.000%), 01/15/2030	1,502,734	0.5
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 6.742%, (US0003M + 1.950%), 04/14/2029	491,003	0.2
400,000	(1)	Apidos CLO XXIV 2016-24A BRR, 6.858%, (US0003M + 2.050%), 10/20/2030	385,673	0.1
300,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 6.192%, (US0003M + 1.400%), 10/17/2030	294,678	0.1
750,000	(1)	Barings Clo Ltd. 2019-4A C, 7.592%, (US0003M + 2.800%), 01/15/2033	747,051	0.3
1,190,000	(1)	BDS 2020-FL5 C Ltd., 6.647%, (TSFR1M + 2.050%), 02/16/2037	1,145,382	0.4
500,000	(1)	BlueMountain CLO 2013-2A CR, 6.765%, (US0003M + 1.950%), 10/22/2030	475,206	0.2
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 6.792%, (US0003M + 2.000%), 04/15/2034	235,243	0.1
500,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.198%, (US0003M + 1.400%), 04/19/2034	485,545	0.2
300,000	(1)	Carlyle US Clo 2017-2A A2R Ltd., 6.408%, (US0003M + 1.600%), 07/20/2031	289,303	0.1
450,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.242%, (US0003M + 1.450%), 10/17/2034	436,990	0.2
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 7.192%, (US0003M + 2.400%), 07/16/2030	732,946	0.3
865,000	(1)	CIFC Funding 2015-4A BR2 Ltd., 6.708%, (US0003M + 1.900%), 04/20/2034	823,644	0.3
367,102	(2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.643%, 03/25/2036	179,434	0.1
1,000,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.845%, (US0003M + 2.050%), 07/18/2030	963,517	0.3
1,000,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.642%, (US0003M + 1.850%), 10/15/2030	959,952	0.3
600,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 6.558%, (US0003M + 1.750%), 04/20/2031	569,135	0.2
300,000	(1)	Invesco US CLO 2023-1A A1R Ltd., 8.520%, (TSFR3M + 0.000%), 04/22/2035	300,750	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
250,000	(1)	Kayne CLO 10 Ltd. 2021-10A C, 6.565%, (US0003M + 1.750%), 04/23/2034	$236,023	0.1
400,000	(1)	LCM XXIV Ltd. 24A CR, 6.708%, (US0003M + 1.900%), 03/20/2030	377,632	0.1
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 6.965%, (US0003M + 2.150%), 01/23/2031	485,987	0.2
600,000	(1)	MF1 2021-FL7 D Ltd., 7.020%, (US0001M + 2.550%), 10/16/2036	559,042	0.2
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	284,540	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	275,247	0.1
1,100,000	(1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 6.558%, (US0003M + 1.750%), 01/20/2031	1,048,115	0.4
600,000	(1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 6.542%, (US0003M + 1.750%), 04/16/2033	573,065	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 6.695%, (US0003M + 1.900%), 01/18/2034	239,463	0.1
1,000,000	(1)	OCP CLO 2014-5 A BR Ltd., 6.622%, (US0003M + 1.800%), 04/26/2031	944,449	0.3
1,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 6.400%, (US0003M + 1.750%), 02/14/2031	951,167	0.3
1,000,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 6.475%, (US0003M + 1.800%), 02/20/2034	948,373	0.3
1,000,000	(1)	Palmer Square CLO 2015-1A BR4 Ltd., 6.525%, (US0003M + 1.850%), 05/21/2034	951,163	0.3
1,000,000	(1)	Recette Clo Ltd. 2015-1A CRR, 6.558%, (US0003M + 1.750%), 04/20/2034	935,686	0.3
650,000	(1)	Shackleton 2019-15A CR CLO Ltd., 6.942%, (US0003M + 2.150%), 01/15/2032	623,398	0.2
1,000,000	(1)	Sound Point Clo XV Ltd. 2017-1A CR, 6.865%, (US0003M + 2.050%), 01/23/2029	963,207	0.3
300,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.808%, (US0003M + 2.000%), 04/20/2033	277,491	0.1
350,000	(1)	TCI-Flatiron Clo 2018-1A CR Ltd., 6.552%, (US0003M + 1.750%), 01/29/2032	336,382	0.1
450,000	(1)	TCW CLO 2021-1A C Ltd., 6.708%, (US0003M + 1.900%), 03/18/2034	424,930	0.2
600,000	(1)	Venture XXVII CLO Ltd. 2017-27A CR, 7.108%, (US0003M + 2.300%), 07/20/2030	565,616	0.2
			24,862,683	8.8

	Total Asset-Backed Securities
	(Cost $28,802,643)		27,770,554	9.8

			Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.1%
	Total Purchased Options
	(Cost $330,965)		222,121	0.1

	Total Long-Term Investments
	(Cost $298,011,191)		278,080,618	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.0%
		Commercial Paper: 6.4%
2,800,000		AT&T, Inc., 4.780%, 02/13/2023	2,795,240	1.0
1,000,000		Fiserv, Inc., 4.620%, 02/01/2023	999,873	0.3
3,500,000		Lowe's Cos, Inc., 4.600%, 02/01/2023	3,499,559	1.2
2,800,000		McKesson Corp., 4.660%, 02/03/2023	2,798,928	1.0
5,200,000		Sysco Corp., 4.620%, 02/01/2023	5,199,341	1.8
3,000,000		Tyson Foods, Inc., 4.600%, 02/01/2023	2,999,622	1.1

	Total Commercial Paper
	(Cost $18,294,864)		18,292,563	6.4

		Repurchase Agreements: 1.3%
1,000,000	(12)	Bank of America Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,000,118, collateralized by various U.S. Government Agency Obligations, 0.010%-5.500%, Market Value plus accrued interest $1,020,000, due 02/25/32-09/01/61)	1,000,000	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(12)	Citigroup, Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,000,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.686%, Market Value plus accrued interest $1,020,000, due 08/15/24-12/20/72)	$1,000,000	0.4
564,173	(12)	Deutsche Bank Securities Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $564,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $575,456, due 02/01/23-01/01/53)	564,173	0.2
1,000,000	(12)	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,000,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 02/07/23-12/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $3,564,173)		3,564,173	1.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
738,000	(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.230%
		(Cost $738,000)	738,000	0.3

	Total Short-Term Investments
	(Cost $22,597,037)		22,594,736	8.0

	Total Investments in Securities (Cost $320,608,228)		$300,675,354	105.9
	Liabilities in Excess of Other Assets		(16,650,003)	(5.9)
	Net Assets		$284,025,351	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of January 31, 2023.
(3)	Security, or a portion of the security, is on loan.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Defaulted security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of January 31, 2023.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of January 31, 2023.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	16.7%
Collateralized Mortgage Obligations	15.4
Other Asset-Backed Securities	9.8
Commercial Mortgage-Backed Securities	8.9
Financial	8.7
U.S. Treasury Obligations	8.5
Uniform Mortgage-Backed Securities	6.7
Consumer, Non-cyclical	4.4
U.S. Government Agency Obligations	3.4
Energy	3.3
Utilities	2.7
Consumer, Cyclical	2.0
Foreign Government Bonds	1.8
Communications	1.6
Industrial	1.5
Technology	1.3
Basic Materials	1.1
Purchased Options	0.1
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(5.9)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Purchased Options	$–	$222,121	$–	$222,121
Corporate Bonds/Notes	–	75,646,620	–	75,646,620
Collateralized Mortgage Obligations	–	43,845,319	–	43,845,319
Asset-Backed Securities	–	27,770,554	–	27,770,554
U.S. Government Agency Obligations	–	28,828,229	–	28,828,229
Commercial Mortgage-Backed Securities	–	25,181,309	26,327	25,207,636
Sovereign Bonds	–	52,502,580	–	52,502,580
U.S. Treasury Obligations	–	24,057,559	–	24,057,559
Short-Term Investments	738,000	21,856,736	–	22,594,736
Total Investments, at fair value	$738,000	$299,911,027	$26,327	$300,675,354
Other Financial Instruments+
Centrally Cleared Swaps	–	5,168,411	–	5,168,411
Forward Foreign Currency Contracts	–	6,811,477	–	6,811,477
Forward Premium Swaptions	–	17,371	–	17,371
Futures	125,035	–	–	125,035
Total Assets	$863,035	$311,908,286	$26,327	$312,797,648
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(6,855,439)	$–	$(6,855,439)
Forward Foreign Currency Contracts	–	(3,717,183)	–	(3,717,183)
Forward Premium Swaptions	–	(113,050)	–	(113,050)
Futures	(1,252,718)	–	–	(1,252,718)
Volatility Swaps	–	(3,796)	–	(3,796)
Written Options	–	(4,051,596)	–	(4,051,596)
Total Liabilities	$(1,252,718)	$(14,741,064)	$–	$(15,993,782)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,214,044	CAD 2,959,513	Bank of America N.A.	02/03/23	$(10,248)
NZD 1,575,844	USD 1,022,582	Bank of America N.A.	02/03/23	(3,946)
USD 33,540,480	JPY 4,365,414,285	Bank of America N.A.	02/03/23	(343,280)
USD 2,548,181	JPY 332,430,590	Bank of America N.A.	02/03/23	(6,060)
USD 1,419,635	EUR 1,309,327	Bank of America N.A.	02/03/23	(3,880)
CAD 3,008,506	USD 2,249,897	Bank of America N.A.	02/03/23	11,217
GBP 333,137	USD 407,206	Bank of America N.A.	02/03/23	3,510
USD 3,166,822	CHF 2,913,223	Bank of America N.A.	02/03/23	(15,610)
USD 1,943,480	NZD 3,000,888	Bank of America N.A.	02/03/23	3,685
USD 1,636,278	CAD 2,224,244	Bank of America N.A.	02/03/23	(35,405)
CAD 3,087,351	USD 2,315,276	Bank of America N.A.	02/03/23	5,096
AUD 3,030,719	USD 2,059,571	Bank of America N.A.	02/03/23	79,745
AUD 1,027,671	USD 694,368	Bank of America N.A.	02/03/23	31,042
USD 1,914,648	CHF 1,771,758	Bank of America N.A.	02/03/23	(20,837)
NZD 600,313	USD 381,632	Bank of America N.A.	02/03/23	6,415
USD 747,664	GBP 618,646	Bank of America N.A.	02/03/23	(15,048)
CAD 3,194,339	USD 2,337,844	Bank of America N.A.	02/03/23	62,937
NZD 1,986,919	USD 1,265,054	Bank of America N.A.	02/03/23	19,304
USD 2,022,803	CAD 2,708,008	Bank of America N.A.	02/03/23	(12,464)
GBP 2,557,863	USD 3,142,361	Bank of America N.A.	02/03/23	11,161
USD 256,392	NZD 395,761	Bank of America N.A.	02/03/23	570
USD 1,220,070	AUD 1,768,908	Bank of America N.A.	02/03/23	(28,563)
CHF 276,050	USD 299,280	Bank of America N.A.	02/03/23	2,279
EUR 841,469	USD 911,702	Bank of America N.A.	02/03/23	3,154
USD 1,967,627	EUR 1,842,157	Bank of America N.A.	02/03/23	(35,188)
USD 263,253	NOK 2,634,425	Bank of America N.A.	02/03/23	(2,468)
JPY 4,365,414,285	USD 33,730,639	Bank of America N.A.	03/17/23	340,341
USD 1,939,362	CHF 1,767,864	Bank of America N.A.	03/17/23	(14,590)
USD 2,234,763	AUD 3,163,499	Bank of America N.A.	03/17/23	(25,206)
IDR 4,978,638,523	USD 320,141	Barclays Bank PLC	03/03/23	11,561
USD 3,007,338	MYR 13,138,758	Barclays Bank PLC	03/03/23	(83,403)
USD 261,928	COP 1,271,661,170	Barclays Bank PLC	03/03/23	(8,947)
USD 993,571	RON 4,537,900	Barclays Bank PLC	03/10/23	(7,610)
USD 3,218,147	EUR 2,964,507	BNP Paribas	02/03/23	(4,899)
EUR 3,206,404	USD 3,407,611	BNP Paribas	02/03/23	78,428
AUD 1,854,441	USD 1,294,481	BNP Paribas	02/03/23	14,527
USD 14,032,376	GBP 11,393,744	BNP Paribas	02/03/23	(65,129)
CHF 1,821,770	USD 1,969,415	BNP Paribas	02/03/23	20,703
NZD 2,933,509	USD 1,909,433	BNP Paribas	02/03/23	(13,194)
USD 2,417,805	CAD 3,219,306	BNP Paribas	02/03/23	(1,741)
USD 57,561,871	EUR 53,016,745	BNP Paribas	02/03/23	(695,728)
CAD 2,464,313	USD 1,831,581	BNP Paribas	02/03/23	20,532
USD 1,192,955	AUD 1,718,673	BNP Paribas	02/03/23	(20,217)
GBP 1,378,707	USD 1,709,246	BNP Paribas	02/03/23	(9,476)
NZD 2,265,183	USD 1,457,126	BNP Paribas	02/03/23	7,104
NZD 1,765,342	USD 1,135,404	BNP Paribas	02/03/23	5,724
CHF 3,611,140	USD 3,937,246	BNP Paribas	02/03/23	7,597
USD 2,422,307	GBP 1,954,205	BNP Paribas	02/03/23	13,020
NZD 3,969,413	USD 2,569,854	BNP Paribas	02/03/23	(3,999)
JPY 319,886,604	USD 2,451,305	BNP Paribas	02/03/23	6,554
AUD 3,764,360	USD 2,674,372	BNP Paribas	02/03/23	(17,195)
USD 4,495,774	AUD 6,669,896	BNP Paribas	02/03/23	(212,354)
AUD 1,775,152	USD 1,227,832	BNP Paribas	02/03/23	25,208
USD 1,465,673	GBP 1,205,773	BNP Paribas	02/03/23	(20,893)
GBP 2,421,403	USD 2,886,837	BNP Paribas	02/03/23	98,447
USD 2,635,690	AUD 3,945,791	BNP Paribas	02/03/23	(149,554)
JPY 159,441,973	USD 1,218,496	BNP Paribas	02/03/23	6,582

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

USD 2,321,727	CAD 3,158,250	BNP Paribas	02/03/23	$(51,930)
EUR 1,790,738	USD 1,942,070	BNP Paribas	02/03/23	4,841
CAD 380,620	USD 283,623	BNP Paribas	02/03/23	2,441
CAD 3,254,304	USD 2,432,148	BNP Paribas	02/03/23	13,701
USD 2,426,115	NZD 3,880,373	BNP Paribas	02/03/23	(82,184)
USD 422,355	MXN 8,172,083	BNP Paribas	03/03/23	(9,550)
MXN 13,909,701	USD 727,694	BNP Paribas	03/03/23	7,451
MXN 16,100,412	USD 844,213	BNP Paribas	03/03/23	6,714
USD 2,205,000	BRL 11,475,614	BNP Paribas	03/03/23	(44,703)
USD 2,234,763	AUD 3,163,201	BNP Paribas	03/17/23	(24,993)
USD 2,677,697	GBP 2,170,541	BNP Paribas	03/17/23	(10,306)
EUR 53,016,745	USD 57,717,104	BNP Paribas	03/17/23	690,088
GBP 11,393,744	USD 14,045,479	BNP Paribas	03/17/23	64,563
NZD 1,159,296	USD 736,016	Brown Brothers Harriman & Co.	02/03/23	13,361
USD 276,907	JPY 36,563,198	Brown Brothers Harriman & Co.	02/03/23	(4,028)
USD 721,844	DKK 4,946,164	Brown Brothers Harriman & Co.	02/03/23	(8,724)
SGD 804,588	USD 605,824	Brown Brothers Harriman & Co.	03/03/23	6,941
USD 330,157	CNY 2,228,560	Brown Brothers Harriman & Co.	03/03/23	(486)
HKD 547,037	USD 70,168	Brown Brothers Harriman & Co.	03/03/23	(297)
HUF 53,585,311	USD 144,531	Brown Brothers Harriman & Co.	03/10/23	2,673
USD 12,597	ZAR 217,395	Brown Brothers Harriman & Co.	03/10/23	141
DKK 4,946,164	USD 723,999	Brown Brothers Harriman & Co.	03/17/23	8,670
USD 2,460,466	EUR 2,314,419	Citibank N.A.	02/03/23	(55,796)
CAD 1,486,030	USD 1,105,944	Citibank N.A.	02/03/23	10,917
CAD 2,962,095	USD 2,218,391	Citibank N.A.	02/03/23	7,841
USD 677,192	NZD 1,044,817	Citibank N.A.	02/03/23	1,815
USD 1,097,408	SEK 11,489,382	Citibank N.A.	02/03/23	(14,843)
USD 1,161,347	JPY 154,367,228	Citibank N.A.	02/03/23	(24,739)
USD 1,412,265	CHF 1,297,719	Citibank N.A.	02/03/23	(15,840)
USD 2,179,366	EUR 2,053,742	Citibank N.A.	02/03/23	(53,486)
EUR 648,184	USD 691,511	Citibank N.A.	02/03/23	13,202
USD 1,325,158	NZD 2,087,804	Citibank N.A.	02/03/23	(24,413)
USD 1,968,751	CHF 1,811,988	Citibank N.A.	02/03/23	(10,681)
EUR 1,218,556	USD 1,327,417	Citibank N.A.	02/03/23	(2,589)
EUR 614,563	USD 654,744	Citibank N.A.	02/03/23	13,416
USD 777,248	GBP 645,751	Citibank N.A.	02/03/23	(18,881)
USD 507,556	CAD 688,571	Citibank N.A.	02/03/23	(9,956)
USD 4,230,711	BRL 22,479,840	Citibank N.A.	03/03/23	(176,284)
USD 917,863	PEN 3,496,141	Citibank N.A.	03/03/23	10,828
USD 112,000	BRL 580,416	Citibank N.A.	03/03/23	(1,786)
ILS 1,073,195	USD 314,972	Citibank N.A.	03/10/23	(3,705)
CHF 1,297,719	USD 1,418,657	Citibank N.A.	03/17/23	15,662
SEK 11,489,382	USD 1,099,855	Citibank N.A.	03/17/23	14,865
CAD 3,261,795	USD 2,396,352	Goldman Sachs International	02/03/23	55,127
GBP 2,351,910	USD 2,820,199	Goldman Sachs International	02/03/23	79,408
EUR 232,378	USD 245,927	Goldman Sachs International	02/03/23	6,717
USD 362,777	JPY 47,354,698	Goldman Sachs International	02/03/23	(1,074)
USD 2,555,324	NZD 3,993,692	Goldman Sachs International	02/03/23	(26,225)
CHF 1,614,556	USD 1,751,278	Goldman Sachs International	02/03/23	12,478
USD 2,138,546	CAD 2,861,214	Goldman Sachs International	02/03/23	(11,867)
NZD 4,145,331	USD 2,619,620	Goldman Sachs International	02/03/23	59,949
EUR 1,667,336	USD 1,778,014	Goldman Sachs International	02/03/23	34,733
AUD 544,251	USD 374,883	Goldman Sachs International	02/03/23	9,291
EUR 1,202,854	USD 1,303,850	Goldman Sachs International	02/03/23	3,907
USD 314,929	CHF 290,388	Goldman Sachs International	02/03/23	(2,294)
USD 2,259,852	JPY 289,335,667	Goldman Sachs International	02/03/23	36,733
AUD 1,751,910	USD 1,212,154	Goldman Sachs International	02/03/23	24,480
USD 829,992	CAD 1,119,097	Goldman Sachs International	02/03/23	(11,091)
USD 1,726,550	EUR 1,636,929	Goldman Sachs International	02/03/23	(53,137)
USD 359,273	CHF 330,818	Goldman Sachs International	02/03/23	(2,116)
USD 4,561,465	CAD 6,107,779	Goldman Sachs International	02/03/23	(28,980)
CAD 2,178,006	USD 1,628,196	Goldman Sachs International	02/03/23	8,735
CAD 629,086	USD 469,924	Goldman Sachs International	02/03/23	2,880
JPY 73,375,337	USD 558,312	Goldman Sachs International	02/03/23	5,470
EUR 1,266,742	USD 1,335,795	Goldman Sachs International	02/03/23	41,422
USD 2,225,349	BRL 11,416,595	Goldman Sachs International	03/03/23	(12,784)
USD 1,028,687	MXN 19,447,495	Goldman Sachs International	03/03/23	(10,786)
KRW 4,138,369,955	USD 3,326,557	HSBC Bank USA N.A.	03/10/23	33,104
USD 321,091	JPY 41,294,099	Morgan Stanley Capital Services LLC	02/03/23	3,807
CAD 1,991,262	USD 1,490,722	Morgan Stanley Capital Services LLC	02/03/23	5,858

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

USD 515,539	GBP 421,240	Morgan Stanley Capital Services LLC	02/03/23	$(3,797)
USD 1,286,946	NZD 2,018,435	Morgan Stanley Capital Services LLC	02/03/23	(17,784)
USD 1,842,858	CHF 1,704,942	Morgan Stanley Capital Services LLC	02/03/23	(19,636)
EUR 1,256,806	USD 1,361,172	Morgan Stanley Capital Services LLC	02/03/23	5,242
USD 1,244,703	AUD 1,807,776	Morgan Stanley Capital Services LLC	02/03/23	(31,365)
CHF 1,061,783	USD 1,152,127	Morgan Stanley Capital Services LLC	02/03/23	7,775
AUD 1,870,441	USD 1,294,818	Morgan Stanley Capital Services LLC	02/03/23	25,483
USD 1,845,784	CHF 1,724,040	Morgan Stanley Capital Services LLC	02/03/23	(37,573)
USD 7,133,506	CAD 9,510,694	Morgan Stanley Capital Services LLC	02/03/23	(22,772)
USD 1,637,518	CAD 2,208,653	Morgan Stanley Capital Services LLC	02/03/23	(22,448)
USD 2,755,746	EUR 2,587,592	Morgan Stanley Capital Services LLC	02/03/23	(57,513)
USD 1,967,865	EUR 1,834,368	Morgan Stanley Capital Services LLC	02/03/23	(26,481)
EUR 3,345,884	USD 3,578,875	Morgan Stanley Capital Services LLC	02/03/23	58,809
USD 2,028,562	EUR 1,870,680	Morgan Stanley Capital Services LLC	02/03/23	(5,263)
EUR 3,794,614	USD 4,122,364	Morgan Stanley Capital Services LLC	02/03/23	3,184
USD 288,182	CAD 394,059	Morgan Stanley Capital Services LLC	02/03/23	(7,982)
USD 465,823	NZD 746,246	Morgan Stanley Capital Services LLC	02/03/23	(16,555)
CHF 3,664,363	USD 3,928,766	Morgan Stanley Capital Services LLC	02/03/23	74,218
USD 2,633,048	AUD 3,775,728	Morgan Stanley Capital Services LLC	02/03/23	(32,153)
USD 2,842,358	GBP 2,355,728	Morgan Stanley Capital Services LLC	02/03/23	(61,956)
GBP 1,377,439	USD 1,700,119	Morgan Stanley Capital Services LLC	02/03/23	(1,911)
AUD 3,935,999	USD 2,657,200	Morgan Stanley Capital Services LLC	02/03/23	121,132
USD 391,916	GBP 328,748	Morgan Stanley Capital Services LLC	02/03/23	(13,388)
USD 3,878,545	EUR 3,591,102	Morgan Stanley Capital Services LLC	02/03/23	(25,742)
GBP 246,541	USD 304,926	Morgan Stanley Capital Services LLC	02/03/23	(972)
USD 1,250,742	EUR 1,145,640	Morgan Stanley Capital Services LLC	02/03/23	5,189
CAD 6,902,848	USD 5,045,195	Morgan Stanley Capital Services LLC	02/03/23	142,804
USD 1,615,903	NZD 2,491,970	Morgan Stanley Capital Services LLC	02/03/23	5,077
USD 946,515	EUR 887,597	Morgan Stanley Capital Services LLC	02/03/23	(18,491)
USD 1,965,769	CHF 1,814,477	Morgan Stanley Capital Services LLC	02/03/23	(16,382)
USD 1,645,288	EUR 1,544,382	Morgan Stanley Capital Services LLC	02/03/23	(33,781)
NZD 3,383,546	USD 2,147,821	Morgan Stanley Capital Services LLC	02/03/23	39,326
NOK 2,634,425	USD 265,566	Morgan Stanley Capital Services LLC	02/03/23	(1,627)
USD 1,222,285	NZD 1,943,937	Morgan Stanley Capital Services LLC	02/03/23	(34,289)
JPY 237,154,556	USD 1,799,216	Morgan Stanley Capital Services LLC	02/03/23	22,968
EUR 56,110,528	USD 59,613,334	Morgan Stanley Capital Services LLC	02/03/23	1,390,677
USD 3,566,039	CHF 3,280,199	Morgan Stanley Capital Services LLC	02/03/23	(17,281)
USD 235,910	EUR 217,078	Morgan Stanley Capital Services LLC	02/03/23	(100)
USD 1,055,176	NZD 1,630,744	Morgan Stanley Capital Services LLC	02/03/23	(4,726)
CHF 1,852,505	USD 2,026,901	Morgan Stanley Capital Services LLC	02/03/23	(3,208)
USD 332,501	JPY 43,769,890	Morgan Stanley Capital Services LLC	02/03/23	(3,807)
USD 1,508,770	GBP 1,237,259	Morgan Stanley Capital Services LLC	02/03/23	(16,614)
CHF 1,754,736	USD 1,910,749	Morgan Stanley Capital Services LLC	02/03/23	6,141
CHF 1,741,936	USD 1,903,424	Morgan Stanley Capital Services LLC	02/03/23	(518)
USD 1,792,319	CAD 2,405,575	Morgan Stanley Capital Services LLC	02/03/23	(15,648)
MXN 12,857,098	USD 664,274	Morgan Stanley Capital Services LLC	03/03/23	15,241
PLN 2,478,659	USD 566,812	Morgan Stanley Capital Services LLC	03/10/23	3,919
CZK 5,112,536	USD 230,377	Morgan Stanley Capital Services LLC	03/10/23	2,898
CAD 3,113,252	USD 2,340,891	Morgan Stanley Capital Services LLC	03/17/23	2,252
CAD 9,510,694	USD 7,135,307	Morgan Stanley Capital Services LLC	03/17/23	22,776
EUR 1,903,350	USD 2,075,010	Morgan Stanley Capital Services LLC	03/17/23	21,861
USD 4,619,005	AUD 6,552,612	Standard Chartered Bank	02/03/23	(54,655)
JPY 4,663,671,339	USD 34,220,357	Standard Chartered Bank	02/03/23	1,613,107
DKK 4,946,164	USD 706,635	Standard Chartered Bank	02/03/23	16,251
NZD 630,389	USD 407,361	Standard Chartered Bank	02/03/23	2,360
USD 300,239	NZD 473,051	Standard Chartered Bank	02/03/23	(5,544)
USD 382,858	AUD 542,371	Standard Chartered Bank	02/03/23	11
SEK 11,489,382	USD 1,106,868	Standard Chartered Bank	02/03/23	(8,147)
CLP 153,647,743	USD 181,875	Standard Chartered Bank	03/03/23	10,319
USD 585,129	THB 19,410,294	Standard Chartered Bank	03/03/23	(4,551)
AUD 6,552,612	USD 4,626,504	Standard Chartered Bank	03/17/23	54,610
USD 407,494	NZD 630,389	Standard Chartered Bank	03/17/23	(2,372)
USD 1,340,033	AUD 1,987,775	State Street Bank and Trust Co.	02/03/23	(63,093)
GBP 9,028,792	USD 10,973,073	State Street Bank and Trust Co.	02/03/23	158,283
CHF 3,147,616	USD 3,390,002	State Street Bank and Trust Co.	02/03/23	48,483
AUD 3,342,002	USD 2,241,232	State Street Bank and Trust Co.	02/03/23	117,811
EUR 544,537	USD 579,732	State Street Bank and Trust Co.	02/03/23	12,295
AUD 3,852,210	USD 2,588,777	State Street Bank and Trust Co.	02/03/23	130,410
USD 1,787,305	CHF 1,658,750	State Street Bank and Trust Co.	02/03/23	(24,730)
USD 1,412,517	JPY 186,152,925	State Street Bank and Trust Co.	02/03/23	(17,795)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

USD 364,099	CAD 496,067	State Street Bank and Trust Co.	02/03/23	$(8,732)
AUD 7,324	USD 5,145	State Street Bank and Trust Co.	02/03/23	25
JPY 11,538,066	USD 87,786	State Street Bank and Trust Co.	02/03/23	867
AUD 2,066,558	USD 1,377,923	State Street Bank and Trust Co.	02/03/23	80,813
NZD 2,110,451	USD 1,316,955	State Street Bank and Trust Co.	02/03/23	47,254
USD 1,578,198	GBP 1,310,905	State Street Bank and Trust Co.	02/03/23	(37,981)
CAD 2,269,266	USD 1,676,468	State Street Bank and Trust Co.	02/03/23	29,052
USD 2,624,202	AUD 3,858,856	State Street Bank and Trust Co.	02/03/23	(99,676)
CHF 1,948,995	USD 2,106,019	State Street Bank and Trust Co.	02/03/23	23,082
GBP 1,219,228	USD 1,469,684	State Street Bank and Trust Co.	02/03/23	33,470
CAD 2,991,208	USD 2,212,935	State Street Bank and Trust Co.	02/03/23	35,178
USD 2,108,286	CHF 1,949,761	State Street Bank and Trust Co.	02/03/23	(21,651)
USD 1,328,614	NZD 2,116,098	State Street Bank and Trust Co.	02/03/23	(39,246)
GBP 1,294,639	USD 1,559,070	State Street Bank and Trust Co.	02/03/23	37,055
USD 2,115,807	CHF 1,947,386	State Street Bank and Trust Co.	02/03/23	(11,535)
EUR 1,074,670	USD 1,146,864	State Street Bank and Trust Co.	02/03/23	21,530
AUD 3,805,349	USD 2,595,369	State Street Bank and Trust Co.	02/03/23	90,740
USD 428,827	NZD 686,245	State Street Bank and Trust Co.	02/03/23	(14,766)
JPY 31,614,706	USD 242,675	State Street Bank and Trust Co.	02/03/23	238
USD 914,637	GBP 737,659	State Street Bank and Trust Co.	02/03/23	5,196
MXN 13,505,829	USD 709,220	State Street Bank and Trust Co.	03/03/23	4,580
MXN 16,467,349	USD 870,234	State Street Bank and Trust Co.	03/03/23	86
USD 702,496	MXN 13,333,809	State Street Bank and Trust Co.	03/03/23	(2,213)
USD 1,425,667	MXN 27,562,515	State Street Bank and Trust Co.	03/03/23	(31,047)
MXN 13,861,252	USD 725,029	State Street Bank and Trust Co.	03/03/23	7,556
AUD 3,160,650	USD 2,234,763	State Street Bank and Trust Co.	03/17/23	23,170
				$3,094,294

At January 31, 2023, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	03/15/23	$2,465,072	$(39,095)
Australia 3-Year Bond	27	03/15/23	2,057,855	(5,434)
Canada 10-Year Bond	67	03/22/23	6,357,837	68,973
Euro-Bobl 5-Year	143	03/08/23	18,235,671	(304,278)
Euro-Bund	24	03/08/23	3,569,838	(108,176)
Euro-OAT	56	03/08/23	8,006,958	(268,092)
Euro-Schatz	160	03/08/23	18,393,634	(128,427)
Japan 10-Year Bond (TSE)	7	03/13/23	7,881,689	(87,140)
Japanese Government Bonds 10-Year Mini	29	03/10/23	3,266,162	(284)
Long Gilt	53	03/29/23	6,828,782	6,047
Long-Term Euro-BTP	33	03/08/23	4,094,147	(103,884)
U.S. Treasury Ultra Long Bond	13	03/22/23	1,842,750	3,628
			$83,000,395	$(966,162)
Short Contracts:
Euro-Buxl® 30-year German Government Bond	(2)	03/08/23	(313,098)	37,508
U.S. Treasury 10-Year Note	(199)	03/22/23	(22,788,609)	(136,149)
U.S. Treasury 2-Year Note	(9)	03/31/23	(1,850,836)	6,522
U.S. Treasury 5-Year Note	(71)	03/31/23	(7,756,195)	(60,640)
U.S. Treasury Long Bond	(22)	03/22/23	(2,857,250)	(11,119)
U.S. Treasury Ultra 10-Year Note	(17)	03/22/23	(2,060,453)	2,357
			$(37,626,441)	$(161,521)

At January 31, 2023, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 39, Version 1	Buy	(5.000)	12/20/27	USD	8,110,000	$(223,788)	$(321,209)
						$(223,788)	$(321,209)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At January 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR	2,600,000	$(1,265,489)	$(1,265,489)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR	2,600,000	(1,249,601)	(1,249,601)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	2.169	Annual	04/14/25	GBP	3,500,000	(155,527)	(155,527)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	2,400,000	(867,228)	(867,228)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY	3,150,000,000	34,698	34,698
Pay	1-day Overnight Tokyo Average Rate	Annual	0.138	Annual	06/10/27	JPY	200,000,000	(16,556)	(16,556)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	100,000,000	(7,208)	(7,208)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY	400,000,000	(177,372)	(177,372)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.743	Annual	06/10/42	JPY	400,000,000	(283,553)	(283,553)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	350,000,000	(285,902)	(285,903)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	290,000,000	(194,420)	(194,420)
Pay	1-day Secured Overnight Financing Rate	Annual	3.393	Annual	08/25/24	USD	7,800,000	(138,232)	(138,232)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	(32,514)	(32,514)
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	(32,709)	(32,709)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	(77,126)	(77,126)
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD	3,000,000	(396,846)	(396,846)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	(242,288)	(242,288)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD	5,247,000	(49,454)	(49,454)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD	3,358,000	(24,120)	(24,120)
Pay	1-day Secured Overnight Financing Rate	Annual	3.149	Annual	05/10/33	USD	2,309,000	–	–
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	4,617,353	45,832	45,832
Pay	1-day Secured Overnight Financing Rate	Annual	3.300	Annual	05/10/33	USD	2,267,000	24,639	24,639
Pay	1-day Secured Overnight Financing Rate	Annual	3.345	Annual	05/10/33	USD	2,708,000	39,666	39,666
Pay	1-day Secured Overnight Financing Rate	Annual	3.394	Annual	05/10/33	USD	2,099,000	39,300	39,300
Pay	1-day Secured Overnight Financing Rate	Annual	3.473	Annual	05/10/33	USD	4,197,744	106,513	106,513
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	4,197,703	107,489	107,489
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	6,296,553	164,940	164,940
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	3,190,000	77,379	77,379
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD	4,000,000	(674,558)	(674,558)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Overnight Tokyo Average Rate	Annual	1.000%	Annual	12/28/37	USD	60,000,000	$(8,377)	$(8,377)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	(197,964)	(197,964)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.803	Annual	09/13/25	GBP	800,000	(1,340)	(1,340)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	2.999	Annual	09/13/52	GBP	500,000	24,064	24,064
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	200,000	(21,980)	(21,980)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.894	Annual	05/12/52	JPY	60,000,000	49,208	49,208
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD	12,000,000	461,233	461,233
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD	12,000,000	373,001	373,001
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	446,676	446,676
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	73,836	73,836
Receive	1-day Secured Overnight Financing Rate	Annual	3.702	Annual	01/26/25	USD	3,112,000	(1,828)	(1,828)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	73,037	73,037
Receive	1-day Secured Overnight Financing Rate	Annual	2.590	Annual	04/13/25	USD	15,000,000	470,297	470,297
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	74,961	74,961
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	27,354	27,354
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	177,592	177,592
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	264,376	264,376
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	109,006	109,006
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	76,823	76,823
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,500,000	278,611	278,406
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	30,951	30,951
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	1,160,730	1,160,730
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	220,102	220,102
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	7,000,000	(129,027)	(129,027)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	101,664	101,664
Receive	1-day Secured Overnight Financing Rate	Annual	3.130	Annual	05/10/33	USD	840,000	2,885	2,885
Receive	1-day Secured Overnight Financing Rate	Annual	3.199	Annual	05/10/33	USD	1,259,000	(3,010)	(3,010)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	9,299	9,299
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	22,454	22,454
								$(1,365,613)	$(1,365,819)

At January 31, 2023, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	6.350%	Morgan Stanley Capital Services LLC	06/16/23	USD	6,457,000	$(3,796)	$(3,796)
							$(3,796)	$(3,796)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the following OTC purchased foreign currency dual digital options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Barclays Bank PLC	05/30/23	0.60 & 125	USD	339,000	$6,441	$1,151
AUD/USD & USD/JPY Dual Digital	Goldman Sachs International	05/30/23	0.6375 & 131.5	USD	148,000	8,606	5,201
USD/CNH & USD/JPY Dual Digital	BNP Paribas	05/30/23	7.2 & 131.5	USD	127,000	8,763	1,963
						$23,810	$8,315

At January 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call EUR vs. Put USD	BNP Paribas	03/16/23	1.080	USD	3,226,300	$18,760	$55,813
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	1,867,000	92,603	42,297
Call USD vs. Put EUR	Goldman Sachs International	02/13/23	1.080	USD	2,823,000	13,155	13,155
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	2,055,300	36,585	16,147
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	2,055,300	39,215	16,147
Put USD vs. Call JPY	Goldman Sachs International	04/13/23	120.000	USD	2,614,000	29,648	13,109
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	04/13/23	120.000	USD	4,253,000	49,577	21,329
Put USD vs. Call JPY	Goldman Sachs International	07/07/23	115.000	USD	306,800	27,612	35,809
						$307,155	$213,806

At January 31, 2023, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call USD vs. Put CAD	Citibank N.A.	03/24/23	1.335	USD	2,618,000	$32,358	$(25,190)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	2,055,300	58,206	(22,811)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	2,055,300	56,315	(22,811)
Call USD vs. Put MXN	Bank of America N.A.	04/26/23	20.600	USD	2,789,000	86,710	(11,920)
Call USD vs. Put MXN	Morgan Stanley Capital Services LLC	04/26/23	20.600	USD	2,789,000	88,333	(11,920)
Put USD vs. Call CAD	Citibank N.A.	03/24/23	1.335	USD	2,618,000	30,762	(34,764)
Put USD vs. Call EUR	Goldman Sachs International	03/16/23	1.080	USD	3,226,300	48,749	(55,813)
Put USD vs. Call JPY	Bank of America N.A.	02/21/23	124.500	USD	3,435,000	20,060	(7,302)
Put USD vs. Call MXN	Bank of America N.A.	04/26/23	20.000	USD	2,789,000	58,541	(146,677)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	04/26/23	20.000	USD	2,789,000	56,533	(146,677)
						$536,567	$(485,885)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.880%	1-day Secured Overnight Financing Rate	05/09/23	USD	16,791,000	$493,446	$(1,017,287)
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	16,791,000	484,420	(907,389)
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	8,395,000	257,307	(121,088)
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.815%	1-day Secured Overnight Financing Rate	05/09/23	USD	16,791,000	479,383	(936,424)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	19,448,000	84,647	(66,221)
Put on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Receive	3.880%	1-day Secured Overnight Financing Rate	05/09/23	USD	16,791,000	493,446	(53,672)
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	16,791,000	484,420	(69,054)
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	8,395,000	257,307	(232,195)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	3.815%	1-day Secured Overnight Financing Rate	05/09/23	USD	16,791,000	479,383	(63,829)
Put on 1-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	19,448,000	84,647	(98,552)
								$3,598,406	$(3,565,711)

At January 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	3,136,000	$(548,800)	$(13,841)
Call on 30-Year Interest Rate Swap	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	2,524,000	(454,320)	(21,183)
Call on 35-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	3,136,000	(549,584)	(14,285)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.450%	Pay	6-month EUR-EURIBOR	01/11/33	EUR	4,382,400	(361,986)	(1,785)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	7,382,300	$(1,328,814)	$(61,956)
								$(3,243,504)	$(113,050)

At January 31, 2023, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/(Depreciation)
Put on 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.200%	Receive	6-month EUR-EURIBOR	01/11/33	EUR	19,720,600	$385,647	$17,371
								$385,647	$17,371

(1)	Payments made at maturity date.
(2)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(4)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(5)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $319,538,835.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$17,461,572
Gross Unrealized Depreciation	(36,567,793)
Net Unrealized Depreciation	$(19,106,221)